Investment in Subsidiaries	12 Months Ended
Dec. 31, 2022
Investment In Subsidiaries
Investment in Subsidiaries

Note 8 - Investment in Subsidiaries:

The Company has three main subsidiaries, all in the cannabis sector: Canndoc, which is wholly owned (100%), Pharmazone, which is wholly owned (100%) and Cannolam, which is held 50.1%.

A.	Acquisition of 50.1% stake in shares of Cannolam:

On May 14, 2020, the Company’s board of directors approved the engagement in a series of agreements for the acquisition of a 50.1% stake in the shares of Cannolam Ltd.

The Company allocated to some of the shareholders of Cannolam Ltd. (in a private allocation) 1,788,962 shares, which constituted approximately 1.62% of the Company’s issued and paid-up capital (1.41% fully diluted), in consideration of 21.9% of the shares of Cannolam Ltd.

Cannolam Ltd. will also be given rights to agricultural produce which will be grown in Canndoc’s (current or future facilities, including providing the right to grow on land for which Canndoc has rights of use, or alternative land in which no less than NIS 10,200 thousand has been invested, in consideration of the allocation of 28.2% of Cannolam shares, such that the Company will cumulatively hold 50.1% of Cannolam shares.

The Cannolam acquisition transaction was completed on July 1, 2020, and accordingly, its operating results were consolidated for the first time beginning on that date.

1.	Presented below is the fair value, as of the acquisition date, of the transferred consideration:

NIS in thousands

Issuance of 1,788,962 ordinary shares of the Company (A)	6,904
Rights to agricultural produce	10,200
Shareholder’s loan	(600)
Non-controlling interests	15,655
32,159

(A)	The fair value of the ordinary shares which were issued as part of the consideration of the business combination was determined based on the closing price of the Company’s stock on the Tel Aviv Stock Exchange on July 1, 2020.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 8 - Investment in Subsidiaries: (Cont.)

2.	Net cash flow in the acquisition

NIS in thousands
Consideration paid in cash	-
Less - acquired cash and cash equivalents	387
Total	387

3.	Amounts recognized on the acquisition date in respect of assets and liabilities:

NIS in thousands
Cash and cash equivalents	387
Trade and other receivables	1,790
Rights to agricultural produce	10,200
Inventory	237
Property, plant and equipment and right-of-use asset	3,204
Financial liabilities	(2,462)
Loan from non-controlling interest	(1,296)
Lease liability	(2,039)
Total identifiable net assets	10,021

22,138

4.	Goodwill

The cost of the business combination embedded payment in respect of the control premium for the acquisition of Cannolam. Additionally, the consideration which was paid in the business combination included amounts associated with the expected benefits from synergy (collaboration), growth in revenue, and future developments in Cannolam’s operating market. These benefits are not recognized separately from goodwill, since the future economic benefits which are expected to arise from them are not reliably measurable. All of the above led to the recognition of goodwill in the amount of NIS 22,138 thousand.

5.	Non-controlling interests

The total sum of non-controlling interests in Cannolam Ltd. (49.9%) which was recognized on the acquisition date is NIS 15,655 thousand. The non-controlling interests were estimated based on their fair value.

6.	Impact of the acquisition on the Company’s results

Total revenue in the six month period ended December 31, 2020 includes approximately NIS 11,160 thousand which is attributable to Cannolam Ltd.

Additionally, total comprehensive loss for the six month period ended December 31, 2020 includes profit of approximately NIS 2,187 thousand which is attributable to Cannolam Ltd.

Had the acquisition taken place at the beginning of the twelve month period ended December 31, 2020, the Group’s total revenue would have amounted to approximately NIS 72,119 thousand, and the Company’s losses would have amounted to approximately NIS 36,218 thousand.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 8 - Investment in Subsidiaries: (Cont.)

B.	Subsidiaries - Other Acquisitions

Acquisitions in 2021

Details in respect of subsidiaries

A.	In January 2021, the Company engaged, through Cannolam, in an agreement to purchase pharmacies located in Ashdod and Herzliya.

B.	In March 2021, the Company acquired, through Cannolam, four pharmacies located in Dimona (51%), Tel Aviv (100%), Kfar Hasidim (100%) and Ashdod (51%).

C.	On May 18, 2021, the Company acquired 100% of “Pharmazone” trading house, “Doron” pharmacy and “Ahuza” pharmacy located in Raanana.

D.	On June 3, 2021, the Company acquired, through Cannolam, 51% of “Kineret” - pharmacy located in Kfar Saba.

E.	On July 6, 2021, the Company engaged in an agreement to purchase, through Cannolam, “Green-Zone” – pharmacy located in Yokneam.

F.	On July 6, 2021, the Company engaged in an agreement to purchase “Green-Log” - wholesaler located in Yokneam.

G.	On August 5, 2021, the Company engaged in an agreement to purchase “My Club” pharmacy located in Em Haderech.

H.	On August 8, 2021, the Company engaged in an agreement to purchase 51% of “Club Pharm Shely” pharmacy located in Binyamina.

I.	On August 11, 2021, the company engaged in an agreement to purchase 3 pharmacies (“Max Pharm Rishon”, “Max Pharm Holon” and another one in Petah Tikva) and consulting center from Cannomed Medical Cannabis Industries Ltd. All of the pharmacies acquired are licensed to sell medical cannabis. Petah Tikva pharmacy is in the process of getting licensed.

J.	On October 20, 2021, the company engaged in an agreement to purchase 51% of “Maayan Haim” pharmacy located in Bet Dagan which has a license to sell Medical cannabis.

Measurement of fair values

Presented hereunder is information regarding the techniques the Group used to measure the fair value of the assets and liabilities recognized as a result of the business combination:

A.	Contingent consideration in business combination

See Note 2 on financial instruments regarding measurement of the fair value of contingent consideration in a business combination. The Group has recognized NIS 18,668 thousand of contingent considerations, of which NIS 9,613 thousand were regarded as provisional.

New information was obtained within one year from the acquisition date about facts and circumstances that had existed at the acquisition date. Therefore, the Company adjusted the relevant amounts that were recognized at the time of the acquisition. The adjustment did not have a material effect on the financial statements.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 8 - Investment in Subsidiaries: (Cont.)

B.	Presented below is the fair value, as of the acquisition’s date, of the transferred consideration:

NIS in thousands
Consideration paid in cash	24,304
Payable in respect of shares	17,376
Deferred consideration in cash	9,862
Contingent consideration	18,668
Non-controlling interests	1,178

71,388

C.	Net cash flow in the acquisition

NIS in thousands
Consideration paid in cash	(24,304)
Less - acquired cash and cash equivalents	5,210
Total	(19,094)

D.	Amounts recognized on the acquisition date in respect of assets and liabilities:

NIS in thousands
Cash and cash equivalents	5,210
Restricted cash	586
Trade and other receivables	20,452
Deferred tax assets	1,056
Inventory	22,788
Property, plant and equipment and right-of-use asset	6,267
Goodwill	329
Short term loans	(699)
Current maturities	(93)
Trade and other payable	(50,670)
Financial liabilities	(3,583)
Loan from non-controlling interest	(5,119)
Liabilities in respect of employee benefits	(383)
Lease liability	(2,650)
Total identifiable net assets	(6,509)

E.	Goodwill

The cost of the business combination embedded payment in respect of the control premium for the acquisition of The Subsidiaries. Additionally, the consideration which was paid in the business combination included amounts associated with the expected benefits from synergy (collaboration), growth in revenue, and future developments in the Subsidiaries operating market. These benefits are not recognized separately from goodwill, since the future economic benefits which are expected to arise from them are not reliably measurable. All of the above led to the recognition of goodwill in the amount of NIS 67,690 thousand.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 8 - Investment in Subsidiaries: (Cont.)

The goodwill is attributable mainly to the skills and technical talent of the acquiree’s work force, and the synergies expected to be achieved from integrating the company into the group’s existing regular business.

F.	Non-controlling interests

The total sum of non-controlling interests in the Subsidiaries which was recognized on the acquisitions date is NIS 9,043 thousand. The non-controlling interests were measured based on their proportionate interest in the identifiable net assets and liabilities of the acquiree.

G.	Impact of the acquisition on the Company’s results

Total revenue for the consolidation period ended December 31, 2021 includes approximately NIS 54,609 thousand which is attributable to the Subsidiaries acquired.

Additionally, total comprehensive profit for the consolidation period ended December 31, 2021 includes profit of approximately NIS 3,153 thousand which is attributable to Subsidiaries acquired.

Had the acquisition taken place at the beginning of the twelve-month period ended December 31, 2021, the total revenue of the acquired subsidiaries would have been NIS 162,164 thousand, and the acquired subsidiaries loss would have NIS 3,068 thousand.

Acquisition-related costs

The group incurred acquisition-related costs of nis 356 thousand related to legal fees and due diligence costs. these costs have been included in other expenses in the statement of income.

Acquisitions in 2022

Details in respect of subsidiaries

A.	On January 19, 2022, the Company engaged in an agreement to purchase 51% of “Orni” pharmacy located in Tel Aviv.
B.	On February 5, 2022, the Company engaged in an agreement to purchase 100% of “Maayan Haim” pharmacy located in Ashdod.
C.	On April 24, 2022, the Company engaged in an agreement to purchase 51% of “Amidar” pharmacy located in Naharia.
D.	On July 27, 2022, the Company engaged in an agreement to purchase 51% of “Refua Center” pharmacy located in Bnei Brak.
E.	In October 2022, the Company purchase 51% of “Amirim Pharm” pharmacy located in Hadera.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 8 - Investment in Subsidiaries: (Cont.)

Measurement of fair values

Presented hereunder is information regarding the techniques the Group used to measure the fair value of the assets and liabilities recognized as a result of the business combination:

A.	Contingent consideration in business combination

See Note 2 on financial instruments regarding measurement of the fair value of contingent consideration in a business combination. As of December 31, 2022 the Group has NIS10,185 thousand of contingent considerations.

If new information is obtained within one year from the acquisition date about facts and circumstances that existed at the acquisition date, the Group will retrospectively adjust the relevant amounts that were recognized at the time of the acquisition.

B.	Presented below is the fair value, as of the acquisitions dates, of the transferred consideration:

NIS in thousands
Consideration paid in cash	-
Deferred consideration in cash	4,352
Contingent consideration	10,185
Non-controlling interests	(142)
14,395

C.	Net cash flow in the acquisition

NIS in thousands
Consideration paid in cash	-
Less - acquired cash and cash equivalents	1,560

Total	1,560

D.	Amounts recognized on the acquisition date in respect of assets and liabilities:

NIS in thousands
Cash and cash equivalents	1,560
Restricted cash	196
Financial assets measured at fair value through profit or loss	47
Trade and other receivables	1,936
Inventory	2,631
Property, plant and equipment and right-of-use asset	1,934
Goodwill	150
Overdraft	(1,170)
Current maturities	(75)
Trade and other payable	(7,524)
Financial liabilities	(3,237)
Loan to non-controlling interest	2,598
Liabilities in respect of employee benefits	(383)
Total identifiable net assets	(1,337)

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 8 - Investment in Subsidiaries: (Cont.)

E.	Goodwill

The cost of the business combination embedded payment in respect of the control premium for the acquisition of The Subsidiaries. Additionally, the consideration which was paid in the business combination included amounts associated with the expected benefits from synergy (collaboration), growth in revenue, and future developments in the Subsidiaries operating market. These benefits are not recognized separately from goodwill, since the future economic benefits which are expected to arise from them are not reliably measurable. All of the above led to the recognition of goodwill in the amount of NIS 15,882 thousand.

The goodwill is attributable mainly to the skills and technical talent of the acquiree’s work force, and the synergies expected to be achieved from integrating the company into the group’s existing regular business.

F.	Non-controlling interests

The total sum of non-controlling interests in the Subsidiaries which was recognized on the acquisitions date is NIS 142 thousand. The non-controlling interests were measured based on their proportionate interest in the identifiable net assets and liabilities of the acquiree.

G.	Impact of the acquisition on the Company’s results

Total revenue for the consolidation period ended December 31, 2022 includes approximately NIS 22,460 thousand which is attributable to the Subsidiaries acquired.

Additionally, total comprehensive profit for the consolidation period ended December 31, 2022 includes profit of approximately NIS 378 thousand which is attributable to Subsidiaries acquired.

Had the acquisition taken place at the beginning of the twelve-month period ended December 31, 2022, the total revenue of the acquired subsidiaries would have been NIS 34,876 thousand.

Acquisition-related costs

The group incurred acquisition-related costs of NIS 625 thousand related to legal fees and due diligence costs. These costs have been included in other expenses in the statement of income.

C.	Investment in associate

On December 19, 2022, the Company entered into a partnership agreement with Praetorian Global, Inc. the parent company of the cannabis brand, “Binske” to grant InterCure an exclusive right to cultivate, manufacture, market, and distribute Binske-branded products in major global pharmaceutical markets including Israel, Germany, Australia, UK and others. On December 30, 2022, the Company engaged in an agreement to with a Business partner to establish a 50/50 partnership in order to produce the Binske products, the agreement included an investment by each partner of up to NIS 40 million. The Company invested in the partnership by providing it inventory of NIS 20 million and it has also provided the partnership a loan of NIS 20 million. The loan bears annual interest, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (2.42% in 2022). The loan principal, plus the loan interest. The loan term is 7.5 years.

Intercure Ltd.

Notes to the Consolidated Financial Statements